Marketable Securities - Noncurrent - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Preferred shares conversion ratio	1
Realized gains from disposal of marketable securities	$ 1,739,000	$ 5,665,000	$ 6,299,000
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	1,200,000	0
Realized gains from disposal of marketable securities	$ 985,000	$ 3,400,000	$ 5,800,000